Note 12 (Detail) (USD $)	3 Months Ended		9 Months Ended				3 Months Ended	18 Months Ended			3 Months Ended		9 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Jul. 31, 2011	Oct. 31, 2011	Apr. 30, 2011	Apr. 30, 2012 Common Class A [Member] From Note Exchange [Member]	Jul. 31, 2012 Common Class A [Member] From Note Exchange [Member]	Jul. 31, 2012 Minimum [Member]	Jul. 31, 2012 Maximum [Member]	Apr. 30, 2011 Initial [Member]	Apr. 30, 2011 Additional [Member]	Jul. 31, 2012 From Note Exchange [Member]	Jul. 31, 2012 Tangible Equity Units [Member]
Tangible Equity Units, Units Issued in Period											3,000,000	450,000
Tangible Equity Units, Rate	7.25%		7.25%			7.25%
Subordinated Debt (in Dollars)	$ 7,004,000		$ 7,004,000		$ 13,323,000
Tangible Equity Units, Cash Installment, Per Note (in Dollars per share)	$ 0.453125		$ 0.453125
Tangible Equity Units Rate Per Year	7.25%		7.25%
Tangible Equity Units, Stated Amount (in Dollars per share)	$ 25		$ 25
Tangible Equity Units, Annual Interest Rate	12.072%		12.072%
Tangible Equity Units, Number of Shares Upon Conversion, Per Unit									4.7655	5.8140
Prepaid Stock Purchase Contracts Issued (in Dollars)														68,100,000
Tangible Equity Units, Number Converted	1,500,000		1,500,000
								7,000,000
Stock Issued (in Dollars)	5,379,383		8,443,713				3,100,000
Gains (Losses) on Extinguishment of Debt (in Dollars)	$ 6,230,000	$ (1,391,000)	$ 57,966,000	$ (3,035,000)									$ 200,000